Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providin
g
the following information about the relationship between executive compensation actually paid (as defined by SEC rules) (
CAP
) and certain financial performance measures of the Company. The CNGC did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, refer to
Compensation Discussion and Analysis
earlier in this proxy statement. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs, including with respect to RSUs and PSUs. Refer to the
Other Compensation Tables
earlier in this proxy statement for more information.
The following table sets forth the compensation for our PEO and the average compensation for our other NEOs, each as reported in the Summary Compensation Table (
SCT
) and with certain adjustments to reflect CAP. The table also provides information with respect to cumulative TSR, peer group cumulative TSR, net income, and the Company’s selected performance measure, Core ROTCE.

Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (b)	Average Compensation Summary Table Total for Non-PEO Named Executive Officers (a)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (b)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in billions) (e)	Core ROTCE (f)
					Total Shareholder Return ($) (c)	Peer Group Total Shareholder Return ($) (d)

2022	14,439,223	4,257,400	4,163,136	1,912,795	87	118	1.7	20.5%

2021	15,545,746	21,790,378	4,555,956	6,064,786	164	132	3.1	24.3%

2020	11,622,074	15,378,775	3,386,884	4,217,807	121	98	1.1	9.1%

(a)
Compensation for our PEO, Mr. J. Brown, reflects the amounts reported in the SCT for each respective year. Mr. J. Brown served as our PEO for the entirety of 2022, 2021, and 2020. Average compensation for our other NEOs in 2022 includes the following individuals: Mr. B. Brown, Ms. Morais, Mr. Stengel, Mr. Timmerman, and Ms. LaClair. Average compensation for our other NEOs in 2020 and 2021 includes the following individuals: Ms. LaClair, Ms. Morais, Mr. Stengel, and Mr. Timmerman.

(b)
Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year. For information regarding the compensation decisions made by the CNGC for 2022, refer to
Compensation Discussion and Analysis
earlier in this proxy statement.

	PEO 2022	Other NEOs 2022	PEO 2021	Other NEOs 2021	PEO 2020	Other NEOs 2020

Total Compensation as Reported in SCT	14,439,223	4,163,136	15,545,746	4,555,956	11,622,074	3,386,884

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	9,104,715	2,106,717	9,599,579	2,315,564	6,903,212	1,671,955

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested as of the End of the Covered Fiscal Year	4,663,153	1,081,707	8,259,859	1,992,621	7,753,340	1,866,899

Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	(6,776,222)	(1,443,688)	5,974,406	1,482,603	1,773,979	380,106

Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	225,458	46,160	741,708	154,065	375,912	69,224

Plus Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation for the Covered Year	639,278	141,698	689,786	171,000	756,682	182,676

Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	171,225	30,499	178,452	24,107	-	3,973

Compensation Actually Paid	4,257,400	1,912,795	21,790,378	6,064,786	15,378,775	4,217,807
(c)
TSR is cumulative for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2020, 2021, and 2022, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.

(d)	Represents cumulative TSR for the S&P Financials Index .

(e)	Reflects GAAP net income as reported in the Company’s Consolidated Statement of Income in its 2020, 2021, and 2022 Annual Reports on Form 10-K.

(f)	This is a non-GAAP financial measure. Refer to Appendix A for applicable definitions and reconciliations.

Company Selected Measure Name	Core ROTCE
Named Executive Officers, Footnote [Text Block]	Average compensation for our other NEOs in 2022 includes the following individuals: Mr. B. Brown, Ms. Morais, Mr. Stengel, Mr. Timmerman, and Ms. LaClair. Average compensation for our other NEOs in 2020 and 2021 includes the following individuals: Ms. LaClair, Ms. Morais, Mr. Stengel, and Mr. Timmerman
Peer Group Issuers, Footnote [Text Block]
(d)	Represents cumulative TSR for the S&P Financials Index .

PEO Total Compensation Amount	$ 14,439,223	$ 15,545,746	$ 11,622,074
PEO Actually Paid Compensation Amount	$ 4,257,400	21,790,378	15,378,775
Adjustment To PEO Compensation, Footnote [Text Block]
(b)
Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year. For information regarding the compensation decisions made by the CNGC for 2022, refer to
Compensation Discussion and Analysis
earlier in this proxy statement.

	PEO 2022	Other NEOs 2022	PEO 2021	Other NEOs 2021	PEO 2020	Other NEOs 2020

Total Compensation as Reported in SCT	14,439,223	4,163,136	15,545,746	4,555,956	11,622,074	3,386,884

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	9,104,715	2,106,717	9,599,579	2,315,564	6,903,212	1,671,955

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested as of the End of the Covered Fiscal Year	4,663,153	1,081,707	8,259,859	1,992,621	7,753,340	1,866,899

Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	(6,776,222)	(1,443,688)	5,974,406	1,482,603	1,773,979	380,106

Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	225,458	46,160	741,708	154,065	375,912	69,224

Plus Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation for the Covered Year	639,278	141,698	689,786	171,000	756,682	182,676

Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	171,225	30,499	178,452	24,107	-	3,973

Compensation Actually Paid	4,257,400	1,912,795	21,790,378	6,064,786	15,378,775	4,217,807

Non-PEO NEO Average Total Compensation Amount	$ 4,163,136	4,555,956	3,386,884
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,912,795	6,064,786	4,217,807
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(b)
Reflects CAP for the PEO and average CAP for our other NEOs, respectively, calculated as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the PEO and other NEOs during the applicable year. For information regarding the compensation decisions made by the CNGC for 2022, refer to
Compensation Discussion and Analysis
earlier in this proxy statement.

	PEO 2022	Other NEOs 2022	PEO 2021	Other NEOs 2021	PEO 2020	Other NEOs 2020

Total Compensation as Reported in SCT	14,439,223	4,163,136	15,545,746	4,555,956	11,622,074	3,386,884

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	9,104,715	2,106,717	9,599,579	2,315,564	6,903,212	1,671,955

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested as of the End of the Covered Fiscal Year	4,663,153	1,081,707	8,259,859	1,992,621	7,753,340	1,866,899

Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding as of the End of the Covered Fiscal Year	(6,776,222)	(1,443,688)	5,974,406	1,482,603	1,773,979	380,106

Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested in the Covered Fiscal Year	225,458	46,160	741,708	154,065	375,912	69,224

Plus Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation for the Covered Year	639,278	141,698	689,786	171,000	756,682	182,676

Plus Fair Value as of the Vesting Date for Awards Granted and Vested in the Covered Year	171,225	30,499	178,452	24,107	-	3,973

Compensation Actually Paid	4,257,400	1,912,795	21,790,378	6,064,786	15,378,775	4,217,807

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Company TSR ($)
Compensation Actually Paid vs. Net Income [Text Block]	Net Income ($)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Core ROTCE (%)
Total Shareholder Return Vs Peer Group [Text Block]	Peer Group TSR ($)
Tabular List [Table Text Block]
Financial Performance Measures
The following table sets forth an unranked list of performance measures that we view as the “most important” financial performance measures that we use for linking CAP to our NEOs performance for the most recently completed fiscal year.

Performance Measures

Core ROTCE

Total Shareholder Value

Adjusted Earnings Per Share

Total Adjusted Revenue

Core Pre-Tax Income

Net Interest Margin

Consolidated Net Charge Offs

Total Shareholder Return Amount	$ 87	164	121
Peer Group Total Shareholder Return Amount	118	132	98
Net Income (Loss)	$ 1,700,000,000	$ 3,100,000,000	$ 1,100,000,000
Company Selected Measure Amount	0.205	0.243	0.091
PEO Name	Mr. J. Brown
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core ROTCE
Non-GAAP Measure Description [Text Block]
(f)	This is a non-GAAP financial measure. Refer to Appendix A for applicable definitions and reconciliations.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Value
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Adjusted Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Core Pre-Tax Income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net Interest Margin
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Net Charge Offs
PEO [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,104,715)	$ (9,599,579)	$ (6,903,212)
PEO [Member] | Fiscal Year End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,663,153	8,259,859	7,753,340
PEO [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,776,222	5,974,406	1,773,979
PEO [Member] | Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	225,458	741,708	375,912
PEO [Member] | Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	639,278	689,786	756,682
PEO [Member] | Fair Value as of the Vesting Date for Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	171,225	178,452	0
Non-PEO NEO [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,106,717)	(2,315,564)	(1,671,955)
Non-PEO NEO [Member] | Fiscal Year End Fair Value for Awards Granted in the Covered Year and that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,081,707	1,992,621	1,866,899
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years that were Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,443,688	1,482,603	380,106
Non-PEO NEO [Member] | Change as of the Vesting Date in Fair Value of Awards from Prior Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,160	154,065	69,224
Non-PEO NEO [Member] | Dividends Accumulated on Awards in the Covered Year Prior to the Vesting Date that are not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	141,698	171,000	182,676
Non-PEO NEO [Member] | Fair Value as of the Vesting Date for Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 30,499	$ 24,107	$ 3,973